Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 98.0%
195,158	BlackRock California Municipal Income Trust	$2,142,835
151,821	BlackRock Investment Quality Municipal Trust, Inc.	1,744,423
164,938	BlackRock MuniAssets Fund, Inc.	1,786,278
313,752	BlackRock Municipal Income Quality Trust	3,382,247
1,159,433	BlackRock Municipal Income Trust	11,478,387
1,023,704	BlackRock Municipal Income Trust II	10,636,284
758,664	BlackRock MuniHoldings California Quality Fund, Inc.	8,125,291
289,263	BlackRock MuniHoldings Fund, Inc.	3,395,948
427,670	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	4,811,287
120,619	BlackRock MuniHoldings New York Quality Fund, Inc.	1,224,283
338,529	BlackRock MuniHoldings Quality Fund II, Inc.	3,385,290
563,456	BlackRock MuniVest Fund II, Inc.	5,955,730
836,981	BlackRock MuniVest Fund, Inc.	5,867,237
235,298	BlackRock MuniYield Fund, Inc.	2,482,394
686,300	BlackRock MuniYield Michigan Quality Fund, Inc.	7,810,094
462,946	BlackRock MuniYield New York Quality Fund, Inc.	4,597,054
581,510	BlackRock MuniYield Quality Fund II, Inc.	5,815,100
440,246	BlackRock MuniYield Quality Fund III, Inc.	4,838,303
183,299	BlackRock MuniYield Quality Fund, Inc.	2,146,431
55,829	BlackRock New York Municipal Income Trust	567,781
132,301	Eaton Vance Municipal Bond Fund	1,319,041
53,234	Federated Hermes Premier Municipal Income Fund	578,121
1,168,558	Invesco Advantage Municipal Income Trust II	9,979,485
1,727,121	Invesco Municipal Opportunity Trust	16,390,378
1,157,845	Invesco Municipal Trust	11,173,204
385,684	Invesco Pennsylvania Value Municipal Income Trust	3,930,120
740,873	Invesco Quality Municipal Income Trust	7,171,651
1,396,874	Invesco Trust for Investment Grade Municipals	13,912,865
280,983	Invesco Trust for Investment Grade New York Municipals	2,933,462
684,436	Invesco Value Municipal Income Trust	8,192,699
48,266	Neuberger Berman Municipal Fund, Inc.	501,966
749,589	Nuveen AMT-Free Municipal Credit Income Fund	9,279,912
293,968	Nuveen AMT-Free Quality Municipal Income Fund	3,292,442
777,896	Nuveen California Quality Municipal Income Fund	8,743,551
91,695	Nuveen Dynamic Municipal Opportunities Fund	940,791
280,477	Nuveen Municipal Credit Income Fund	3,430,234
242,324	Nuveen Municipal Credit Opportunities Fund	2,592,867
169,105	Nuveen New Jersey Quality Municipal Income Fund	1,990,366
482,967	Nuveen New York AMT-Free Quality Municipal Income Fund	4,974,560
263,384	Nuveen Pennsylvania Quality Municipal Income Fund	2,955,168
945,457	Nuveen Quality Municipal Income Fund	10,891,665
116,002	RiverNorth Flexible Municipal Income Fund II, Inc.	1,556,747
41,983	RiverNorth Flexible Municipal Income Fund, Inc.	620,509
230,155	RiverNorth Managed Duration Municipal Income Fund, Inc.	3,295,820

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
97,276	RiverNorth Opportunistic Municipal Income Fund, Inc.	$1,452,331
67,091	Western Asset Intermediate Muni Fund, Inc.	523,310
473,096	Western Asset Managed Municipals Fund, Inc.	4,868,158
	TOTAL CLOSED-END FUNDS
	(Cost $ 225,958,264)	229,684,100

Principal Amount
	SHORT-TERM INVESTMENTS — 1.4%
$3,295,116	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[1]	3,295,116
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 3,295,116)	3,295,116
	TOTAL INVESTMENTS — 99.4%
	(Cost $229,253,380)	232,979,216
	Other Assets in Excess of Liabilities — 0.6%	1,459,641
	TOTAL NET ASSETS — 100.0%	$234,438,857

[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

(400)	U.S. 10 Year Treasury Note	June 2025	$(44,487,500)	$(1,172)
(200)	U.S. Treasury Long Bond	June 2025	(23,456,250)	148,437
(200)	Ultra Long Term U.S. Treasury Bond	June 2025	(24,450,000)	314,594

TOTAL FUTURES CONTRACTS			$(92,393,750)	$461,859

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 87.1%
54,802	Allspring Utilities and High Income Fund	$603,918
20,575	BlackRock Taxable Municipal Bond Trust	343,191
36,759	Blackstone Strategic Credit 2027 Term Fund	444,049
45,102	Brookfield Real Assets Income Fund, Inc.	593,542
4,000	ClearBridge Energy Midstream Opportunity Fund, Inc.	198,480
22,866	Eaton Vance Tax-Managed Buy-Write Income Fund	312,121
17,089	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	225,746
17,400	Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.	352,176
54,708	Flaherty & Crumrine Preferred & Income Fund, Inc.	613,824
15,003	Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	238,998
30,108	John Hancock Diversified Income Fund	313,123
43,450	John Hancock Investors Trust	589,616
46,789	KKR Income Opportunities Fund	575,037
25,000	Neuberger Berman High Yield Strategies Fund, Inc.	191,000
60,000	Nuveen Floating Rate Income Fund	508,200
17,067	Nuveen Mortgage and Income Fund	320,347
45,758	Principal Real Estate Income Fund	481,832
16,695	Tortoise Energy Infrastructure Corp.	718,720
31,161	Virtus Convertible & Income Fund	402,912
35,312	Virtus Convertible & Income Fund II	408,207
34,000	Western Asset Diversified Income Fund	491,300
86,160	Western Asset Global High Income Fund, Inc.	569,517
132,300	Western Asset High Income Fund II, Inc.	553,014
45,892	Western Asset Mortgage Opportunity Fund, Inc.	542,443
	TOTAL CLOSED-END FUNDS
	(Cost $ 10,094,716)	10,591,313
	COMMON STOCKS — 2.1%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 2.1%
10,000	GP-Act III Acquisition Corp. - Class A*,1	103,300
5,000	Haymaker Acquisition Corp. 4*,1	54,950
20,000	Northern Star Investment Corp. IV - Class A2	—
10,000	Vine Hill Capital Investment Corp. - Class A*,1	101,800
		260,050
	TOTAL COMMON STOCKS
	(Cost $ 252,204)	260,050
	EXCHANGE-TRADED FUNDS — 4.6%
24,750	iShares Mortgage Real Estate ETF	555,390
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 557,302)	555,390

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	RIGHTS — 0.0%
5,000	Bowen Acquisition Corp., Expiration Date: November 26, 2026*,1	$1,280
	TOTAL RIGHTS
	(Cost $ 0)	1,280
	UNIT TRUST FUNDS — 0.8%
10,000	Drugs Made In America Acquisition Corp.*,1	101,200
	TOTAL UNIT TRUST FUNDS
	(Cost $ 100,000)	101,200
	WARRANTS — 0.0%
6,000	Alchemy Investments Acquisition Corp. 1, Expiration Date: June 26, 2028*,1	983
15,310	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*	—
11,805	Estrella Immunopharma, Inc., Expiration Date: July 18, 2028*	909
4,557	Getaround, Inc., Expiration Date: December 31, 2027*	11
2,500	Haymaker Acquisition Corp. 4, Expiration Date: September 12, 2028*,1	524
3,703	Northern Star Investment Corp. III, Expiration Date: February 24, 2028*,2	—
5,000	QT Imaging Holdings, Inc., Expiration Date: December 31, 2028*	168
3,333	Stardust Power, Inc., Expiration Date: December 30, 2027*	237
	TOTAL WARRANTS
	(Cost $ 0)	2,832

Principal Amount
	SHORT-TERM INVESTMENTS — 3.3%
$395,060	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[3]	395,060
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 395,060)	395,060
	TOTAL INVESTMENTS — 97.9%
	(Cost $11,399,282)	11,907,125
	Other Assets in Excess of Liabilities — 2.1%	249,243
	TOTAL NET ASSETS — 100.0%	$12,156,368

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

(2)	E-mini Dow ($5)	June 2025	$(422,590)	$640
(4)	E-mini Russell 1000	June 2025	(372,840)	1,240
(8)	U.S. 10 Year Treasury Note	June 2025	(889,750)	(172)
(4)	U.S. Treasury Long Bond	June 2025	(469,125)	2,969

TOTAL FUTURES CONTRACTS			$(2,154,305)	$4,677